RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (see Note 15: Investments in direct financing leases):

(in thousands of $)	2016	2015
Amounts due from:
Frontline Charterers	11,906	18,052
Frontline Ltd	3,008	2,816
UFC	—	1,639
Deep Sea	1,945	—
SFL Linus	660	23,152
Total amount due from related parties	17,519	45,659
Loans to related parties - associated companies, long-term
SFL Deepwater	119,167	137,437
SFL Hercules	85,920	125,275
SFL Linus	125,000	125,000
Total loans to related parties - associated companies, long-term	330,087	387,712
Loans to related parties - others, long-term
Deep Sea	9,268	—
Total loans to related parties - others, long-term	9,268	—
Amounts due to:
Frontline Charterers	229	229
Frontline Management	493	143
Seatankers	79	—
Other related parties	49	44
Total amount due to related parties	850	416

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers, Deep Sea, Golden Ocean and UFC is as follows:

(in millions of $)	2016	2015	2014
Operating lease income	65.3	42.9	26.4
Direct financing lease interest income	22.9	34.2	45.4
Finance lease service revenue	44.5	46.5	46.5
Direct financing lease repayments	30.3	35.9	43.1
Profit sharing revenues	51.5	59.6	33.8